Note 6 - Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2015
Note 6 - Investments in Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Accounts receivable	-	¥446,857	¥463,613
Accounts payable	-	1,822,997	2,535,234
Revenues	¥880,079	2,370,954	2,898,040
Costs	14,966,177	15,579,173	16,706,036

Equity Method Investments [Table Text Block]
	Thousands of Yen
	2014		2015

Multifeed	33.00%	¥1,244,512	33.00%	¥1,354,932
i-revo	30.00	529,142	30.00	676,732
Trinity	33.75	88,804	33.75	101,618
Stratosphere	50.00	32,451	50.00	-
Appiaries	49.00	190,780	49.00	106,196
e-CORPORATION	-	-	35.21	32,839
BIZNET	-	-	40.00	288,240

Total		¥2,085,689		¥2,560,557

Equity Method Investee [Member]
Note 6 - Investments in Equity Method Investees (Tables) [Line Items]
Schedule of Related Party Transactions [Table Text Block]
	Thousands of Yen
	2013	2014	2015

Accounts receivable	-	¥43,170	¥367,741
Accounts payable	-	40,613	48,788
Revenues	¥598,765	538,288	956,887
Costs and expenses	456,892	451,342	460,463